Reconciliation of Numerator and Denominator of Earnings Per Common Share (Parenthetical) (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012 Pro Forma [Member] IPO
Common shares excluded from the calculation of diluted net (loss) income per share	2,784,779
Weighted average common shares outstanding basic and diluted		6,250,000